Balance Sheet (Parenthetical)	Sep. 30, 2020 $ / shares shares
Common stock subject to possible redemption, shares	18,888,135
Common stock subject to possible redemption value per share | $ / shares	$ 10.10
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	7,005,344
Common stock, shares outstanding	7,005,344
Common Stock
Common stock subject to possible redemption, shares	18,888,135
Common stock, shares authorized	100,000,000
Common stock, shares issued	7,005,344
Common stock, shares outstanding	7,005,344